Lease obligations (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term : Operating leases	20 years	23 years
Operating lease right-of-use assets	$ 219,000	$ 238,000
Current portion of long-term operating lease obligations	113,000	175,000
Long-term operating lease obligations, net of current maturities	87,000	41,000
Total operating lease liabilities	$ 200,000	$ 216,000
Weighted average discount rate : operating leases	4.44%	5.00%
ZHEJIANG TIANLAN
Property, plant and equipment, at cost	$ 0	$ 0
Accumulated depreciation and impairment losses	0	0
Property, plant and equipment, net	0	0
Current maturities of long-term debt	0	0
Total finance lease liabilities	$ 0	$ 0
Weighted average discount rate : Finance leases	0.00%	5.90%